SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Ownership Interest (Details)	Dec. 31, 2025
Cali-Antifragile Corp.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
River Distributing Co., LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cub City, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
CRHC Holdings Corp.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cannroy Delaware Inc.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Laurel Harvest Labs, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Mount Joy, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Scranton, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Bluma Wellness Inc.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cannabis Cures Investments, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
3 Boys Farm, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Farm to Fresh Holdings, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco U.S. Corp.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Keystone Integrated Care, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs Michigan Management, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
MedMar Inc.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
MedMar Lakeview, LLC [Member]
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	88.00%
MedMar Rockford, LLC [Member]
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	75.00%
Gloucester Street Capital, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Valley Agriceuticals, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Valley Agriceuticals Real Estate
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Ellenville, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
CMA Holdings, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
BL Real Estate, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
BL Pierce, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
BL Uxbridge, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
BL Main, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
BL Burncoat, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
BL Framingham, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
BL Worcester, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cultivate Licensing LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cultivate Worcester, Inc.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cultivate Leicester, Inc.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cultivate Framingham, Inc.
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cultivate Cultivation, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
High Road Holdings LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
SPS Management, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
GoodNews Holdings, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Wonder Holdings, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Seed, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
CP Pennsylvania Holdings, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Bay, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Bay Asset Management, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Ridgeback, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs Texas, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	66.00%
Cresco Labs Ohio, LLC [Member]
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	99.00%
Wellbeings, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs SLO, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
SLO Cultivation Inc. [Member]
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	80.00%
Cresco Labs Joliet, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs Kankakee, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs Logan, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs PA, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Yeltrah, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Strip District Education Center
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDC Newark, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Verdant Creations Newark, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Strategic Property Concepts, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDC Marion, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Verdant Creations Marion, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Strategic Property Concepts 4, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDC Chillicothe, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Verdant Creations Chillicothe, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Strategic Property Concepts 5, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDC Columbus, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Care Med Associates, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Arizona Facilities Supply, LLC [Member]
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
PDI Medical III, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Phoenix Farms of Illinois, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
FloraMedex, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Edibles, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
TSC Cresco, LLC [Member]
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	75.00%
Cresco HHH, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs Missouri Management, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Acquisitions, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC 7841 Grand LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Lincoln, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Danville, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Kankakee, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
JDRC Brookville, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Cresco Labs Michigan, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	85.00%
Cresco Labs Michigan, LLC | Related Party
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	42.50%
CL Kentucky HoldCo, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
CL Kentucky Dispensing, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
CL Kentucky Processing, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
CL Kentucky Cultivation, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Altus Global LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Altus LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
IP CL, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	100.00%
Strategic Capital and Managment Services, LLC
Consolidation, Wholly-Owned Or Controlled Entities, Parent Ownership Interest [Line Items]
Percentage held (in percent)	0.00%